Business Combinations (Details 1) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Combination Details 1Abstract
Revenues	$ 3,226,965	$ 6,478,529	$ 12,194,415	$ 15,091,707
Operating income (loss)	94,192	(59,123)	(124,442)	(3,023,848)
Other expense	(212,907)	(1,326,109)
Net loss	$ (118,715)	$ (1,385,232)	$ (1,816,576)	$ (6,979,090)
Net loss per share - basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.04)